Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ (10)	£ (8)
ECL - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	93	118
Change in economic scenarios	(8)	(27)
Change to ECL models	0	6
New lending and assets purchased	40	89
Redemptions, repayments and assets sold	(89)	(123)
Changes in risk parameters and other movements	75	1
Assets written off	(101)	(98)
Net movement in the period, ECL	10	(34)
ECL (release)/charge to the Income Statement	111	64
Less: Discount unwind	(10)	(11)
Less: Recoveries net of collection costs	4	8
Total ECL (release)/charge to the Income Statement	105	61
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(9)	(14)
Transfers from Stage 2 to Stage 1	63	112
Transfers to Stage 3	(1)	(1)
Transfers from Stage 3	4	0
Transfers of financial instruments	57	97
Net ECL remeasurement on stage transfer	(59)	(98)
Change in economic scenarios	(6)	(9)
Change to ECL models	0	(5)
New lending and assets purchased	21	31
Redemptions, repayments and assets sold	(15)	(30)
Changes in risk parameters and other movements	(13)	(5)
Assets written off	0	0
Net movement in the period, ECL	(15)	(19)
ECL (release)/charge to the Income Statement	(15)	(19)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	(15)	(19)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	9	14
Transfers from Stage 2 to Stage 1	(63)	(112)
Transfers to Stage 3	(25)	(37)
Transfers from Stage 3	23	24
Transfers of financial instruments	(56)	(111)
Net ECL remeasurement on stage transfer	69	115
Change in economic scenarios	2	(19)
Change to ECL models	0	37
New lending and assets purchased	16	31
Redemptions, repayments and assets sold	(42)	(41)
Changes in risk parameters and other movements	(6)	(69)
Assets written off	0	0
Net movement in the period, ECL	(17)	(57)
ECL (release)/charge to the Income Statement	(17)	(57)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	(17)	(57)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	26	38
Transfers from Stage 3	(27)	(24)
Transfers of financial instruments	(1)	14
Net ECL remeasurement on stage transfer	83	101
Change in economic scenarios	(4)	1
Change to ECL models	0	(26)
New lending and assets purchased	3	27
Redemptions, repayments and assets sold	(32)	(52)
Changes in risk parameters and other movements	94	75
Assets written off	(101)	(98)
Net movement in the period, ECL	42	42
ECL (release)/charge to the Income Statement	143	140
Less: Discount unwind	(10)	(11)
Less: Recoveries net of collection costs	4	8
Total ECL (release)/charge to the Income Statement	137	137
–Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(5,143)	(10,701)
Transfers from Stage 2 to Stage 1	4,926	7,780
Transfers to Stage 3	(123)	(221)
Transfers from Stage 3	8	12
Transfers of financial instruments	(332)	(3,130)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(2,287)
New lending and assets purchased	30,547	18,165
Redemptions, repayments and assets sold	(16,080)	(23,128)
Changes in risk parameters and other movements	(4,472)	4,757
Assets written off	0	0
Net movement in the period	9,663	(5,623)
–Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	5,143	10,701
Transfers from Stage 2 to Stage 1	(4,926)	(7,780)
Transfers to Stage 3	(643)	(688)
Transfers from Stage 3	340	304
Transfers of financial instruments	(86)	2,537
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	2,361
New lending and assets purchased	294	721
Redemptions, repayments and assets sold	(1,990)	(2,574)
Changes in risk parameters and other movements	191	(3,379)
Assets written off	0	0
Net movement in the period	(1,591)	(334)
–Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	766	909
Transfers from Stage 3	(348)	(316)
Transfers of financial instruments	418	593
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(74)
New lending and assets purchased	27	122
Redemptions, repayments and assets sold	(440)	(652)
Changes in risk parameters and other movements	107	225
Assets written off	(242)	(135)
Net movement in the period	(130)	79
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	30,868	19,008
Redemptions, repayments and assets sold	(18,510)	(26,354)
Changes in risk parameters and other movements	(4,174)	1,603
Assets written off	(242)	(135)
Net movement in the period	7,942	(5,878)
Cost | –Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	259,883	268,211
Ending balance	269,546	262,588
Cost | –Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,218	23,595
Ending balance	19,627	23,261
Cost | –Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,759	3,071
Ending balance	2,629	3,150
Cost | Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	283,860	294,877
Ending balance	291,802	288,999
Accumulated impairment | ECL - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(869)	(992)
Ending balance	(879)	(958)
Accumulated impairment | Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(153)	(170)
Ending balance	(138)	(151)
Accumulated impairment | Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(359)	(461)
Ending balance	(342)	(404)
Accumulated impairment | Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(357)	(361)
Ending balance	£ (399)	£ (403)